INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, WI 53223

December 30, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to Palmer Square Absolute Return Fund,) (File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Information Statement relating to its series Palmer Square Absolute Return Fund (the “Fund”) for the purpose of appointing new sub-advisors to the Fund

Please contact Laurie Dee at Bingham McCutchen LLP at (714) 830-0679 with any comments or questions relating to the filing.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer
Investment Mangers Series Trust